Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers

16. Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The Group derives revenue from services at a point in time in the following major product lines and geographical markets. Revenue is attributed to country by locations of customers.

	Managed services	Professional services	Total
	USD	USD	USD
2024
Malaysia	15,801,134	961,086	16,762,220
Hong Kong	-	413,941	413,941
	15,801,134	1,375,027	17,176,161
2023
Malaysia	15,929,773	-	15,929,773
	15,929,773	-	15,929,773